Offerings	Apr. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0005 per share
Amount Registered | shares	5,799,842
Proposed Maximum Offering Price per Unit	29.27
Maximum Aggregate Offering Price	$ 169,761,375.34
Fee Rate	0.01531%
Amount of Registration Fee	$ 25,990.47
Offering Note
(a)    nCino, Inc., a Delaware corporation (the “Registrant”), is registering an aggregate of 5,799,842 shares of common stock, par value $0.0005 per share (the “Common Stock”) that may be issued under the nCino, Inc. 2019 Amended and Restated Equity Incentive Plan (the “2019 Plan”). Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional and indeterminate number of securities as may become issuable pursuant to the provisions of the plans relating to adjustments for changes resulting from a stock dividend, stock split or similar change.
(b) The offering price per unit and in the aggregate are estimated in accordance with Rule 457 (h) under the Securities Act solely for the purpose of calculating the registration fee, based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Global Select Market, on March 27, 2025.
(c) The number of shares listed in row 1 represents shares of Common Stock that may be issued under the 2019 Plan. The number of shares of Common Stock available for issuance under the 2019 Plan is subject to an automatic annual increase on the first day each fiscal year, beginning with the fiscal year ending January 31, 2022, and continuing until (and including) the fiscal year ending January 31, 2031, with such annual increase equal to the lesser of (i) 5% of the number of shares of Common Stock issued and outstanding on January 31 of the immediately preceding fiscal year and (ii) an amount determined by the Board. Accordingly, the number of shares of Common Stock available for issuance under the 2019 Plan was automatically increased by 5,799,842 shares, effective February 1, 2025, which is equal to 5% of the total number of shares of Common Stock outstanding as of January 31, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0005 per share
Amount Registered | shares	1,159,968
Proposed Maximum Offering Price per Unit	29.27
Maximum Aggregate Offering Price	$ 33,952,263.36
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,198.09
Offering Note
(a) The Registrant is registering an aggregate of 1,159,968 shares of Common Stock that may be issued under the nCino, Inc. Employee Stock Purchase Plan (the “ESPP”). Pursuant to Rule 416 of the Securities Act, this Registration Statement also covers such additional and indeterminate number of securities as may become issuable pursuant to the provisions of the plans relating to adjustments for changes resulting from a stock dividend, stock split or similar change.
(b) The offering price per unit and in the aggregate are estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee, based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Global Select Market, on March 27, 2025.
(c) The number of shares listed in row 2 represents shares of Common Stock that may be issued under the ESPP. The number of shares of Common Stock available for issuance under the ESPP is subject to an automatic annual increase on the first day of each fiscal year, beginning with the fiscal year ending January 31, 2022, and continuing until (and including) the fiscal year ending January 31, 2031, with such annual increase equal to the lesser of (i) 1,800,000 shares, (ii) 1% of the number of shares issued and outstanding on January 31 of the immediately preceding fiscal year, and (iii) an amount determined by the Board. Accordingly, the number of shares of Common Stock available for issuance under the ESPP was automatically increased by 1,159,968 shares effective February 1, 2025, which is equal to 1% of the total number of shares of Common Stock outstanding as of January 31, 2025.